Deconsolidation of subsidiary (Details) (Archer [Member])	1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 31, 2010 NOK	Feb. 22, 2011	Dec. 31, 2011 USD ($)	Feb. 23, 2011 NOK	Aug. 31, 2010 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of shares held (in shares)				117,798,650
Closing share price (in NOK per share)				34.00
Ownership interest before merger (in hundredths)	73.80%	52.30%
Ownership interest (in hundredths)			39.90%	36.40%
Re-measurement of any retained equity interest in former subsidiary at fair value [Abstract]
Fair value of the consideration received			$ 0
Fair value of the retained non-controlling investment			711,000,000
The carrying amount of non-controlling interest in Archer			330,000,000
The carrying amount of Archer's assets and liabilities			(564,000,000)
Accumulated translation adjustments recycled from OCI into profit & loss			70,000,000
Accumulated actuarial loss recycled from OCI into profit & loss			(7,000,000)
Total gain			540,000,000
Purchase of shares in Archer			167,000,000
New shares issued by Archer (in shares)	115,400,000
Par value of shares issued (in US dollars per share)					$ 2
Per share price of shares issued (in NOK per share)	23.00
Consideration received from shares issued	2,600,000,000
Number of shares of subscription (in shares)					34,873,000
Additional shares purchased (in shares)	1,757,000
Ownership percentage in Archer before issuance of stock (in hundredths)	73.80%	52.30%
Ownership percentage in Archer after issuance of stock (in hundredths)	52.30%